SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

01-02    GF     30000    8.9896       11.39	       Weeden & Co.
01-03   " "     22000    8.8767       11.13              " "
01-04   " "     30000    9.2829       11.22              " "
01-05   " "     30000    9.2146       10.92		   " "
01-08   " "     31000    8.8508       10.55              " "
01-09   " "     24000    8.6536       10.45              " "
01-10   " "     19300    8.5560       10.66              " "
01-11   " "     27800    8.9170       11.24              " "
01-12   " "     22700    9.1820       11.41              " "
01-16   " "     22300    9.2693       11.23              " "
01-17   " "     21600    9.5616       11.47              " "
01-18   " "     10900    9.4948       11.54              " "
01-19   " "     24900    9.6077       11.69              " "
01-22   " "      6400    9.5625       11.58              " "
01-23   " "      8000    9.7070       11.80              " "
01-24   " "      8000    9.8320       11.85              " "
01-25   " "      6200    9.7157       11.86              " "
01-26   " "      8000    9.5969       11.85              " "
01-29   " "      6400    9.6091       11.94              " "
01-30   " "      8000    9.8228       11.98              " "
01-31   " "      6000    9.8983       12.15              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          02/01/01